Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.66794%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,688,399.30

Principal:
Principal Collections	$18,864,827.59
Prepayments in Full	$8,939,458.58
Liquidation Proceeds	$465,363.05
Recoveries	$13,639.82
Sub Total	$28,283,289.04
Collections	$29,971,688.34

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,971,688.34

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,971,688.34
Servicing Fee	$607,332.87	$607,332.87	$0.00	$0.00	$29,364,355.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,364,355.47
Interest - Class A-2a Notes	$312,317.18	$312,317.18	$0.00	$0.00	$29,052,038.29
Interest - Class A-2b Notes	$183,543.10	$183,543.10	$0.00	$0.00	$28,868,495.19
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$27,867,982.86
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$27,524,762.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,524,762.86
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$27,406,074.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,406,074.69
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$27,320,997.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,320,997.61
Regular Principal Payment	$25,010,895.31	$25,010,895.31	$0.00	$0.00	$2,310,102.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,310,102.30
Residual Released to Depositor	$0.00	$2,310,102.30	$0.00	$0.00	$0.00
Total		$29,971,688.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,010,895.31
Total					$25,010,895.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,269,777.50	$67.41	$312,317.18	$1.15	$18,582,094.68	$68.56
Class A-2b Notes	$6,741,117.81	$67.41	$183,543.10	$1.84	$6,924,660.91	$69.25
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$25,010,895.31	$23.76	$2,043,357.86	$1.94	$27,054,253.17	$25.70

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$108,947,851.96	0.4019919	$90,678,074.46	0.3345807
Class A-2b Notes	$40,199,192.67	0.4019919	$33,458,074.86	0.3345807
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$627,597,044.63	0.5962181	$602,586,149.32	0.5724577

Pool Information
Weighted Average APR	2.877%	2.880%
Weighted Average Remaining Term	43.75	42.94
Number of Receivables Outstanding	28,208	27,582
Pool Balance	$728,799,438.10	$700,159,816.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$656,950,091.32	$631,509,601.69
Pool Factor	0.6210910	0.5966840

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$68,650,214.96
Targeted Overcollateralization Amount	$97,573,667.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,573,667.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$369,972.23
(Recoveries)		15	$13,639.82
Net Loss for Current Collection Period			$356,332.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5867%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3092%
Second Prior Collection Period			0.0576%
Prior Collection Period			0.2537%
Current Collection Period			0.5985%
Four Month Average (Current and Prior Three Collection Periods)			0.3048%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		532	$1,802,834.58
(Cumulative Recoveries)			$152,416.45
Cumulative Net Loss for All Collection Periods			$1,650,418.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1407%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,388.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,102.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	205	$6,769,951.88
61-90 Days Delinquent	0.18%	38	$1,229,865.79
91-120 Days Delinquent	0.03%	6	$218,811.28
Over 120 Days Delinquent	0.00%	2	$22,992.32
Total Delinquent Receivables	1.18%	251	$8,241,621.27

Repossession Inventory:
Repossessed in the Current Collection Period		11	$424,065.21
Total Repossessed Inventory		18	$716,861.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1284%
Prior Collection Period			0.1099%
Current Collection Period			0.1668%
Three Month Average			0.1350%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2102%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,574,902.13
2 Months Extended	108	$3,590,100.50
3+ Months Extended	13	$508,261.69

Total Receivables Extended	196	$6,673,264.32
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer